Capital and Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Financial liabilities - cash outflows
Trade and other payables		€ 4,956	€ 5,176
Lease liabilities under IFRS 16	[1]	2,038
Finance leases	[1]		21
Other interest-bearing loans and borrowings		8,962	9,309
Interest payments on finance leases	[1]		2
Interest payments on other interest-bearing loans and borrowings	[2]	3,156	3,384
Cross-currency swaps - gross cash outflows		1,628	2,322
Other derivative financial instruments		5	32
Gross projected cash outflows		20,745	20,246
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[3]	(65)	(43)
Cross-currency swaps - gross cash inflows		(1,618)	(2,348)
Other derivative financial instruments		(5)	(6)
Gross projected cash inflows		(1,688)	(2,397)
Within 1 year [member]
Financial liabilities - cash outflows
Trade and other payables		4,376	4,609
Lease liabilities under IFRS 16	[1]	275
Finance leases	[1]		5
Other interest-bearing loans and borrowings		824	620
Interest payments on other interest-bearing loans and borrowings	[2]	307	328
Cross-currency swaps - gross cash outflows		1,615	2,320
Other derivative financial instruments		4	30
Gross projected cash outflows		7,401	7,912
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[3]	(13)	(11)
Cross-currency swaps - gross cash inflows		(1,605)	(2,346)
Other derivative financial instruments		(4)	(3)
Gross projected cash inflows		(1,622)	(2,360)
Between1 and 2 years [member]
Financial liabilities - cash outflows
Trade and other payables		139	160
Lease liabilities under IFRS 16	[1]	231
Finance leases	[1]		3
Other interest-bearing loans and borrowings		962	752
Interest payments on other interest-bearing loans and borrowings	[2]	275	297
Cross-currency swaps - gross cash outflows		13	2
Other derivative financial instruments		1	2
Gross projected cash outflows		1,621	1,216
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[3]	(13)	(9)
Cross-currency swaps - gross cash inflows		(13)	(2)
Other derivative financial instruments		(1)	(2)
Gross projected cash inflows		(27)	(13)
Between 2 and 3 years [member]
Financial liabilities - cash outflows
Trade and other payables		40	30
Lease liabilities under IFRS 16	[1]	193
Finance leases	[1]		3
Other interest-bearing loans and borrowings		391	953
Interest payments on other interest-bearing loans and borrowings	[2]	258	265
Gross projected cash outflows		882	1,251
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[3]	(13)	(9)
Other derivative financial instruments			(1)
Gross projected cash inflows		(13)	(10)
Between 3 and 4 years [member]
Financial liabilities - cash outflows
Trade and other payables		24	18
Lease liabilities under IFRS 16	[1]	158
Finance leases	[1]		2
Other interest-bearing loans and borrowings		754	375
Interest payments on other interest-bearing loans and borrowings	[2]	233	248
Gross projected cash outflows		1,169	643
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[3]	(8)	(9)
Gross projected cash inflows		(8)	(9)
Between 4 and 5 years [member]
Financial liabilities - cash outflows
Trade and other payables		165	11
Lease liabilities under IFRS 16	[1]	135
Finance leases	[1]		2
Other interest-bearing loans and borrowings		602	753
Interest payments on other interest-bearing loans and borrowings	[2]	227	224
Gross projected cash outflows		1,129	990
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[3]	(6)	(4)
Gross projected cash inflows		(6)	(4)
After 5 years [member]
Financial liabilities - cash outflows
Trade and other payables		212	348
Lease liabilities under IFRS 16	[1]	1,046
Finance leases	[1]		6
Other interest-bearing loans and borrowings		5,429	5,856
Interest payments on finance leases	[1]		2
Interest payments on other interest-bearing loans and borrowings	[2]	1,856	2,022
Gross projected cash outflows		8,543	8,234
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows	[3]	(12)	(1)
Gross projected cash inflows		€ (12)	€ (1)

[1]	Finance leases in 2018 relate to leases previously capitalised under IAS 17. All leases capitalised under IFRS 16 have been included as lease liabilities in 2019.
[2]	At 31 December 2019 and 31 December 2018, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.
[3]	The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the difference between fixed and variable interest amounts calculated by reference to a pre-agreed notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.